UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended:     March 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:     Orange Capital, LLC
Address:  1370 Avenue of the Americas, 23rd Floor
          New York, New York 10019

Form 13F File Number: 028-12816



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Daniel Lewis
Title:   Managing Member
Phone:   (212) 375-6040


Signature, Place and Date of Signing:


    /s/Daniel Lewis              New York, NY                 May 15, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    9

Form 13F Information Table Value Total:    $1,076,076
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number      Name
----       ---------------------     ------------------------------

1.         028-12817                 Orange Capital Master I, Ltd.


                                           FORM 13F INFORMATION TABLE
                                               ORANGE CAPITAL, LLC
                                                 March 31, 2012

COLUMN 1                     COLUMN  2       COLUMN 3      COLUMN 4     COLUMN 5         COLUMN 6      COLUMN 7        COLUMN 8

                             TITLE                         VALUE    SHRS OR   SH/ PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER               OF CLASS        CUSIP        (X$1000)  PRN AMT   PRN CALL   DISCRETION    MANAGERS   SOLE   SHARED NONE

FOREST CITY ENTERPRISES INC  CL A            345550107     53,246   3,400,100 SH          DEFINED          1      3,400,100
NASDAQ OMX GROUP INC         COM             631103108     35,037   1,352,780 SH          DEFINED          1      1,352,780
NYSE EURONEXT                COM             629491101     30,010   1,000,000 SH          DEFINED          1      1,000,000
NYSE EURONEXT                COM             629491101     84,028   2,800,000     CALL    DEFINED          1      2,800,000
ORACLE CORP                  COM             68389X105     63,569   2,180,000 SH          DEFINED          1      2,180,000
ORACLE CORP                  COM             68389X105    104,976   3,600,000     CALL    DEFINED          1      3,600,000
SUNCOKE ENERGY INC           COM             86722A103     42,451   2,987,383 SH          DEFINED          1      2,987,383
WYNN RESORTS LTD             COM             983134107     41,685     333,797 SH          DEFINED          1        333,797
ISHARES TR                   RUSSELL 2000    464287655    621,075   7,500,000     PUT     DEFINED          1      7,500,000



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